Average Annual Total Returns - Class A and IS and R6 Shares - Federated Hermes SDG Engagement Equity Fund	A 1 Year	A SinceInception	A Inception Date	IS 1 Year	IS SinceInception	IS Inception Date	IS Return After Taxes on Distributions 1 Year	IS Return After Taxes on Distributions SinceInception	IS Return After Taxes on Distributions and Sale of Fund Shares 1 Year	IS Return After Taxes on Distributions and Sale of Fund Shares SinceInception	R6 1 Year	R6 SinceInception	R6 Inception Date	MSCI All Country World SMID Index(reflects no deduction for fees, expenses or taxes) 1 Year		MSCI All Country World SMID Index(reflects no deduction for fees, expenses or taxes) SinceInception		Morningstar World Small/Mid Stock Funds Average(reflects no deduction for fees, expenses or taxes) 1 Year		Morningstar World Small/Mid Stock Funds Average(reflects no deduction for fees, expenses or taxes) SinceInception
Total	2.08%	8.05%	Nov. 05, 2019	8.34%	11.08%	Nov. 06, 2018	8.11%	10.66%	5.09%	8.41%	8.34%	11.08%	Jun. 11, 2021	15.67%	[1]	14.02%	[1]	24.89%	[2]	17.38%	[2]

[1]	The Benchmark captures mid- and small-cap representation across 23 Developed Markets and 26 Emerging Markets countries. The index is not adjusted to reflect taxes, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance.
[2]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.